Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The historical practice of our Compensation Committee is to make the annual grants under our Long Term Incentive Program on the fifth trading day following the Company’s release of its annual financial results. The Compensation Committee does not otherwise grant equity awards in anticipation of the release of material nonpublic information and it does not otherwise time the release of material nonpublic information based on equity award grant dates.
Award Timing Method	The historical practice of our Compensation Committee is to make the annual grants under our Long Term Incentive Program on the fifth trading day following the Company’s release of its annual financial results.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not otherwise grant equity awards in anticipation of the release of material nonpublic information and it does not otherwise time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false